Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Share-Based Award, Restrited Stock Units, Roll Forward	:

	Restricted Stock Awards(1)	Performance Stock Awards(1)	Phantom Stock Units	Weighted-Average Grant-Date Fair Value(2)
Nonvested at January 1, 2018	18	—	2,446	$10.20
Granted	811	199	—	11.00
Vested	(5)	—	(1,394)	10.20
Forfeited	(16)	—	(54)	10.38
Nonvested at December 31, 2018	808	199	998	10.60
Granted	470	2,293	—	11.05
Vested	(196)	—	(769)	10.36
Forfeited	(103)	(8)	(47)	10.77
Nonvested at December 31, 2019	979	2,484	182	11.00
Granted	437	259	—	10.94
Vested	(304)	—	(176)	10.71
Forfeited	(70)	(25)	(6)	11.00
Nonvested at December 31, 2020	1,042	2,718	—	$11.02
(1)The maximum number of award units that could be issued under all outstanding grants was 4.4 million as of December 31, 2020. The number of award units expected to vest was 2.3 million as of December 31, 2020.
(2)On an annual basis, we engage an independent third-party valuation advisory consulting firm to estimate the EVPS of our common stock. The weighted-average grant-date fair value calculated herein reflects the EVPS on the grant date.